ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

4. ACCOUNTS RECEIVABLE

        The following summarizes the Group's accounts receivable as of December 31, 2010 and 2011 (in RMB thousands):

	December 31,
	2010	2011
Accounts receivable	60,966	112,626
Less: Allowance for doubtful accounts	(10,367)	(15,536)

	50,599	97,090

        The following table sets out the movements of the allowance for doubtful accounts for the years ended December 31, 2009, 2010 and 2011 (in RMB thousands):

	Years ended December 31,
	2009	2010	2011
Balance at beginning of the year	(3,628)	(8,252)	(10,367)
Charged to costs and expenses	(12,151)	(9,041)	(14,343)
Write-off of receivable balances and corresponding provisions	7,527	6,926	9,174

Balance at end of the year	(8,252)	(10,367)	(15,536)